Fair Value Measurements (Narrative) (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities										$ 0	$ 130,929,000	$ 130,879,000	$ (4,580,000)	$ (4,827,000)
Income tax expense	24,376,000	36,833,000	(73,802,000)	11,477,000	(96,325,000)	(128,986,000)	(13,232,000)	(8,663,000)	(157,398,000)	92,142,000	(158,650,000)	(121,817,000)	(308,279,000)	(125,978,000)
Reduction of "Other comprehensive income (loss)"	0		1,433,000							(3,309,000)	83,753,000	83,752,000	(2,045,000)	(5,148,000)
Proceeds from sale of other investments										236,644,000	135,571,000	135,571,000	0	6,894,000
Other than temporary impairment of cost investments													2,000,000
Other than temporary impairment for equity method investments													2,600,000	4,800,000
Interest Rate Swap Maturity Date												September 30, 2013
Interest rate swap fair value		0				76,939,000						0	76,939,000
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Notional amount		2,500,000,000										2,500,000,000
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities												130,900,000
Income tax expense												48,600,000
Reduction of "Other comprehensive income (loss)"												82,300,000
Proceeds from sale of other investments												$ 135,500,000